OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER LONG-TERM LIABILITIES.
Schedule of Other Long-term Liabilities

	2021	2020
Provision for retirement indemnities (Japan & France), less current portion	2,281	2,273
Provision for employee termination indemnities (Korea) less current portion	97	69
Provision for Asset Retirement Obligation (Japan) less current portion	109	113
Provision for warranty costs, less current portion	46	106
Conditional government advances, less current portion	—	1,097
Accrued interest less current portion	—	62
Total	2,534	3,720

Defined Benefit Plan, Assumptions

	Pension benefits France
	2021	2020
Discount rate	1.05%	0.60%
Salary increase	2.50%	2.50%
Retirement age	65	65
Average retirement remaining service period	24	24

	Pension benefits Japan
	2021	2020
Discount rate	0.60%	0.60%
Salary increase	2.50%	2.50%
Retirement age	60	60
Average retirement remaining service period	14	14

Schedule of Amounts Recognized in Balance Sheet

In 2021, provision presentation according to ASC 715 in thousands of euros :

	France	Japan
Non-current liabilities	1,080	1,200
Current liabilities	—	102
Accumulated other comprehensive income (loss)	(38)	(126)
Total	1,042	1,176

In 2020, provision presentation according to ASC 715 in thousands of euros:

	France	Japan
Non-current liabilities	1,032	1,241
Current liabilities	80	69
Accumulated other comprehensive income (loss)	(111)	(130)
Total	1,000	1,181

Schedule of Defined Benefit Plans Disclosures

France	2021	2020	2019
Change in benefit obligations:
Benefit obligations at beginning of year	1,111	969	976
Service cost	90	88	68
Interest cost	6	9	16
Net loss or (gain)	—	—	2
Actuarial (gain) or loss	(72)	46	(93)
Amortization of net prior service cost	—	1	1
Benefits paid	(56)	—	—
Benefit obligations at end of year (1)	1,080	1,111	969
Unrecognized actuarial (gain) loss (2)	22	94	48
Unrecognized prior service cost (2)	16	17	18
Accrued pension cost	1,042	1,000	902
(1)	The accumulated benefit obligation was €780 thousand and €800 thousand at December 31, 2021 and 2020 respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognized as components of net periodic benefit costs in 2021 is 0 thousand.

Japan	2021	2020	2019
Change in benefit obligations:
Benefit obligations at beginning of year	1,310	1,230	1,311
Service cost	120	123	140
Interest cost	7	7	6
Amortization of net loss	—	1	27
Actuarial (gain) / loss	—	(1)	(294)
Benefits paid	(97)	(5)	(3)
Exchange rate impact	(39)	(44)	42
Benefit obligations at end of year(1)	1,302	1,310	1,230
Unrecognized actuarial (gain) loss (2)	126	130	136
Unrecognized prior service cost (2)	—	—	—
Accrued pension cost	1,176	1,181	1,093
(1)	The accumulated benefit obligation was €1,123 thousand and €1,134 thousand at December 31, 2021 and 2020, respectively.
(2)	The amount in accumulated other comprehensive income (loss) to be recognized as components of net periodic benefit costs in 2021 is 0 thousand.

Schedule of Expected Benefit Payments

	France	Japan
2022	—	102
2023	67	110
2024	—	152
2025	—	162
2026	91	160
2027-2031	277	449
	435	1,135